Other Liabilities	12 Months Ended
Dec. 31, 2022
Other Liabilities
Other Liabilities

NOTE Q. OTHER LIABILITIES

($ in millions)
At December 31:	2022	2021
Income tax reserves*	$6,404	$6,179
Excess 401(k) Plus Plan	1,307	1,686
Disability benefits	303	359
Derivative liabilities	488	103
Workforce reductions	524	752
Deferred taxes	2,292	3,956
Other taxes payable	90	72
Environmental accruals	243	224
Warranty accruals	36	29
Asset retirement obligations	82	92
Acquisition related	152	218
Divestiture related	49	47
Other	273	278
Total	$12,243	$13,996

* Refer to note H, “Taxes,” for additional information.

In response to changing business needs, the company periodically takes workforce reduction actions to improve productivity, cost competitiveness and to rebalance skills. The noncurrent contractually obligated future payments associated with these activities are reflected in the workforce reductions caption in the previous table. The noncurrent liabilities are workforce accruals primarily related to terminated employees who are no longer working for the company and who were granted annual payments to supplement their incomes in certain countries. Depending on the individual country’s legal requirements, these required payments will continue until the former employee begins receiving pension benefits or passes away. The total amounts accrued for workforce reductions, including amounts classified as other accrued expenses and liabilities in the Consolidated Balance Sheet, were $701 million and $1,359 million at December 31, 2022 and 2021, respectively. The decrease is primarily due to cash payments made in 2022 for the workforce reduction action in the fourth quarter of 2020. The company recorded a charge of $1,472 million in selling, general and administrative expense in the Consolidated Income Statement in the year ended December 31, 2020 for severance and employee related benefits in accordance with the accounting guidance for ongoing benefit arrangements.

The company employs extensive internal environmental protection programs that primarily are preventive in nature. The company also participates in environmental assessments and cleanups at a number of locations, including operating facilities, previously owned facilities and Superfund sites. The company’s maximum exposure for all environmental liabilities cannot be estimated and no amounts have been recorded for non-ARO environmental liabilities that are not probable or estimable. The total amounts accrued for non-ARO environmental liabilities, including amounts classified as current in the Consolidated Balance Sheet, that do not reflect actual or anticipated insurance recoveries, were $271 million and $248 million at December 31, 2022 and 2021, respectively. Estimated environmental costs are not expected to materially affect the consolidated financial position or consolidated results of the company’s operations in future periods. However, estimates of future costs are subject to change due to protracted cleanup periods, changing environmental remediation regulations and changes in assumptions.

As of December 31, 2022, the company was unable to estimate the range of settlement dates and the related probabilities for certain asbestos remediation AROs. These conditional AROs are primarily related to the encapsulated structural fireproofing that is not subject to abatement unless the buildings are demolished and non-encapsulated asbestos that the company would remediate only if it performed major renovations of certain existing buildings. Because these conditional obligations have indeterminate settlement dates, the company could not develop a reasonable estimate of their fair values. The company will continue to assess its ability to estimate fair values at each future reporting date. The related liability will be recognized once sufficient additional information becomes available. The total amounts accrued for ARO liabilities, including amounts classified as current in the Consolidated Balance Sheet, were $107 million and $119 million at December 31, 2022 and 2021, respectively.